ACQUISITION OF GOLD STANDARD VENTURES CORP. - Assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Aug. 12, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Asset Acquisitions [Line Items]
Cash and cash equivalents	$ 96,278		$ 20,516	$ 72,180
Lease liabilities	(3,173)		$ (1,401)	$ (273)
Deferred revenue	$ (7,500)
Gold Standard Ventures Corp.
Ifrs Asset Acquisitions [Line Items]
Cash and cash equivalents		$ 1,821
Restricted cash (pursuant to environmental bonding)		2,704
Receivables and other assets		2,170
Right of use assets		117
Trade and other payables		(3,524)
Lease liabilities		(117)
Asset retirement obligations		(1,603)
Deferred revenue		(7,500)
Subtotal		(5,932)
Mineral properties - Nevada - South Railroad Project		146,000
Mineral properties - Nevada - Lewis Project		(14,000)
Total assets acquired and liabilities assumed, net		$ 154,068